Construction in Progress	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Construction InProgress [Text Block]
Note 7 - Construction in Progress

Construction in progress represented the factory construction project, which was commenced in 2009. The project was substantially completed in 2010 and passed the required PRC government inspection. The Company is waiting for the property certificate to be issued by the relevant authority, and expects to receive such certificate in October 2011. At June 30, 2011, and December 31, 2010, the Company has construction in progress of $115,891 and $75,498, respectively, of which $38,630 was for employees’ dorm improvements, which was commenced in the second quarter of 2011, and $77,261 was related to the factory construction project.

Note 6 - Construction in Progress

Construction in progress represents factory construction project which was commenced in 2009. The project was substantially completed in 2010 and passed required government’s inspection. The Company is waiting for the property certificate to be issued by the relevant authority, and expects to receive such certificate in October 2011. At December 31, 2010 and 2009, the Company has construction in progress of $75,498 and $596,527, respectively.